LONG-TERM LOANS AND CREDIT LINES (Schedule of fair value and carrying Amount of long-term debt) (Details) - Line of Credit [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TAT subsidiary loan [Member]
Debt Instrument [Line Items]
Fair value	$ 1,803	$ 1,953
Carrying Amount	1,868	2,224
Other TAT subsidiary loan [Member]
Debt Instrument [Line Items]
Fair value	3,158	3,566
Carrying Amount	$ 3,612	$ 4,061